Significant Accounting Policies (Tables)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 02, 2021	Dec. 31, 2021
Summary of key inputs into the option pricing model

	February 12, 2021
	(Initial Measurement)	December 3, 2021
Risk-free interest rate	0.56%	1.13%
Trading days per year	252	252
Expected volatility	17.8%	21.0%
Exercise price	$11.50	$11.50
Stock Price	$9.65	$9.48

P3 Health Partners Inc.
Summary of total cash balances

	Successor
	June 30, 2022	December 31, 2021
Unrestricted	$63,145,379	$140,477,586
Restricted	753,920	356,286
Total Cash Balances	$63,899,299	$140,833,872

Predecessor
June 30, 2021
Unrestricted	$16,322,893
Restricted	223,872
Total Cash Balances	$16,546,765

	Successor	Predecessor
	December 31,	December 31,
	2021	2020
Checking	$140,477,586	$36,261,104
Restricted	356,286	3,641,843
Total Cash Balances	$140,833,872	$39,902,947

	Predecessor
	December 2,	December 31,	December 31,
	2021	2020	2019
Checking	$5,300,842	$36,261,104	$32,592,496
Restricted	54,095	3,641,843	312,352
Total Cash Balances	$5,354,937	$39,902,947	$32,904,848

Summary of health plans from which the Company has a concentration of revenue that is 10.0%, or more

	Successor		Predecessor
			Three Months Ended
	Three Months Ended		June 30, 2021
Plan Name	June 30, 2022	% of Total	(As Restated)	% of Total
Health Plan C	$54,392,897	20.2%	$18,412,847	12.7%
Health Plan B	45,818,789	17.0%	33,449,667	23.2%
Health Plan A	48,047,307	17.8%	39,119,191	27.1%
Health Plan D	36,013,196	13.4%	27,231,621	18.8%
All Other	85,181,782	31.6%	26,373,118	18.2%
Total Revenue	$269,453,971	100%	$144,586,444	100%

	Successor		Predecessor
			Six Months Ended
	Six Months Ended		June 30, 2021
Plan Name	June 30, 2022	% of Total	(As Restated)	% of Total
Health Plan C	$109,714,073	20.2%	$37,693,084	12.7%
Health Plan B	93,838,172	17.3%	67,034,039	22.7%
Health Plan A	93,285,372	17.2%	77,813,676	26.3%
Health Plan D	72,876,157	13.4%	54,925,880	18.6%
All Other	173,284,531	31.9%	58,417,707	19.7%
Total Revenue	$542,998,305	100%	$295,884,386	100%

	Successor		Predecessor
	December 3, 2021		January 1, 2021		Year Ended		Year Ended
	through December 31,		through December 2,		December 31,		December 31,
Revenue Type	2021	% of Total	2021	% of Total	2020	% of Total	2019	% of Total
Capitated Revenue	$57,224,539	97%	$567,735,297	98%	$480,739,577	98%	$139,332,707	96%
Other Patient Service Revenue:
Clinical Fees & Insurance Revenue	750,675	2%	4,318,074	1%	3,364,504	1%	3,312,107	2%
Shared Risk Revenue	180,558	0%	601,509	0%	1,111,466	0%	932,301	1%
Care Coordination / Management Fees	600,175	1%	5,880,397	1%	5,614,539	1%	1,893,553	1%
Incentive Fees	6,450	0%	67,141	0%	233,439	0%	11,444	0
Total Other Patient Service Revenue	1,537,858	3%	10,867,121	2%	10,323,948	2%	6,149,405	4%
Total Revenue	$58,762,397	100%	$578,602,418	100%	$491,063,525	100%	$145,482,112	100%

	Successor		Predecessor
	December 3, 2021		January 1, 2021		Year Ended		Year Ended
	through December 31,		through December 2,		December 31,		December 31,
Plan Name	2021	% of Total	2021	% of Total	2020	% of Total	2019	% of Total
Health Plan A	$11,664,112	20%	$139,289,079	24%	$147,906,495	30%	$—	—
Health Plan B	12,757,714	22%	126,460,232	22%	112,384,330	23%	13,557,771	9%
Health Plan C	6,156,558	10%	71,061,602	12%	66,237,074	13%	27,788,287	19%
Health Plan D	10,337,160	18%	114,496,751	20%	62,683,829	13%	6,106,544	4%
Health Plan E	1,820,518	3%	22,249,245	4%	28,880,247	6%	39,265,322	27%
Health Plan F	2,446,094	4%	26,670,388	5%	24,521,349	5%	26,703,364	18%
Health Plan G	—	—%	264,006	—%	22,646,251	5%	20,157,166	14%
All Other	13,580,241	23%	78,111,115	13%	25,803,950	5%	11,903,658	9%
Total Revenue	$58,762,397	100%	$578,602,418	100%	$491,063,525	100%	$145,482,112	100%

Summary of settlement receivables (health plan surpluses) and settlement payables (health plan deficits), by health plan, by year

	Health Plan Receivables
	Successor
	June 30, 2022	December 31, 2021
Health Plan A	$4,296,896	$4,695,712
Health Plan B	24,371,497	15,473,828
Health Plan C	32,543,742	1,380,752
Health Plan D	13,749,578	6,651,586
Health Plan E	517,654	2,439,046
Health Plan F	1,435,258	2,925,751
Health Plan G	19,890	239,375
Health Plan H	3,795,423	2,185,619
Health Plan I	1,504,353	1,134,750
Health Plan J	317,704	149,915
Health Plan K	666,312	2,705,147
Health Plan L	260,317	899,560
Health Plan M	3,310,581	1,747,116
Health Plan N	1,596,377	974,092
Health Plan O	2,696,375	666,291
Health Plan P	415,688	106,162
Health Plan Q	351,090	61,990
Health Plan R	4,426,655	3,578,682
Health Plan S	600,639	—
Health Plan T	2,198,285	2,175,324
Health Plan U	723,797	60,306
Health Plan W	8,299	—
Total Health Plan Receivables	$99,806,410	$50,251,004

	Health Plan Settlement Payables
	Successor
	June 30, 2022	December 31, 2021
Health Plan A	$109,085	$—
Health Plan B	11,700,274	11,700,274
Health Plan D	—	3,882,250
Health Plan F	5,144,469	6,085,425
Health Plan G	885,194	776,164
Health Plan I	(147,868)	(215,626)
Health Plan O	16,552	(39,151)
Health Plan U	226,209	226,209
Health Plan V	88,480	133,149
Total Health Plan Settlement Payables	$18,022,395	$22,548,694

	Health Plan Receivables
	Successor	Predecessor
	December 31,	December 31,
Health Plan Name	2021	2020
Health Plan A	$4,695,712	$5,732,221
Health Plan B	15,473,828	15,316,696
Health Plan C	1,380,752	7,332,687
Health Plan D	6,651,586	6,863,270
Health Plan E	2,439,046	2,194,209
Health Plan F	2,925,751	3,222,247
Health Plan G	239,375	2,735,562
Health Plan H	2,185,619	878,866
Health Plan I	1,134,750	17,908
Health Plan J	149,915	285,730
Health Plan K	2,705,147	4,569
Health Plan L	899,560	378,822
Health Plan M	1,747,116	—
Health Plan N	974,092	—
Health Plan O	666,291	—
Health Plan P	106,162	—
Health Plan Q	61,990	—
Health Plan R	3,578,682	—
Health Plan T	2,175,324	—
Health Plan U	60,306	—
Total Health Plan Receivables	$50,251,004	$44,962,787

	Health Plan Settlement Payables
	Successor	Predecessor
	December 31,	December 31,
Health Plan Name	2021	2020
Health Plan B	$11,700,274	$—
Health Plan C	—	1,928,414
Health Plan D	3,882,250	4,680,185
Health Plan F	6,085,425	6,125,681
Health Plan G	776,164	1,008,495
Health Plan I	(215,626)	—
Health Plan O	(39,151)	—
Health Plan U	226,209	—
Health Plan V	133,149	—
Total Health Plan Settlement Payables	$22,548,694	$13,742,775

Summary of estimated useful lives applicable to PP&E

Classification	Depreciation Cycle
Leasehold Improvements (Cycle: Lease Term)	1 to 10 Years
Furniture & Fixtures	7 Years
Computer Equipment	3 Years
Medical Equipment	7 Years
Software	3 Years
Software (Development in Process)	N/A

Summary of key inputs into the option pricing model

Volatility	60.0%
Risk-Free Interest rate	1.26%
Exercise Price	$11.50
Expected Term	4.9	Years